SIIT EMERGING MARKETS DEBT FUND (Prospectus Summary): | SIIT EMERGING MARKETS DEBT FUND
Emerging Markets Debt Fund

SEI INSTITUTIONAL INVESTMENTS TRUST

Emerging Markets Debt Fund

Supplement dated July 13, 2012
to the Class A Shares Prospectus dated September 30, 2011

This supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Emerging Markets Debt Fund's principal investment strategies and principal risks.

Change in Principal Investment Strategies and More Information About Principal Risks for the Emerging Markets Debt Fund

Under the heading "Principal Investment Strategies," in the Fund Summary for the Emerging Markets Debt Fund, the last sentence of the first paragraph is hereby deleted and replaced with the following:

Emerging market countries are those countries that are: (i) characterized as developing or emerging by any of the World Bank, the United Nations, the International Finance Corporation, or the European Bank for Reconstruction and Development; (ii) included in an emerging markets index by a recognized index provider; or (iii) countries with similar developing or emerging characteristics as countries classified as emerging market countries pursuant to sub-paragraph (i) and (ii) above, in each case determined at the time of purchase.

There are no other changes to the principal investment strategies or principal risks for the Emerging Markets Debt Fund.

The Prospectus is hereby amended and supplemented to reflect the addition of a secondary benchmark index for the Emerging Markets Debt Fund.

Addition of Secondary Benchmark Index for the Emerging Markets Debt Fund

Under the heading "Average Annual Total Returns (for the periods ended December 31, 2010)," in the Fund Summary for the Emerging Markets Debt Fund, the paragraph and performance table are hereby deleted and replaced with the following:

This table compares the Fund's average annual total returns to those of a broad-based index and the Fund's 50/50 Blended Benchmark, which consists of the J.P. Morgan EMBI Global Diversified Index (50%) and the J.P. Morgan GBI-EM Global Diversified Index (50%). The Fund's Blended Benchmark is designed to provide a useful comparison to the Fund's overall performance and more accurately reflects the Fund's investment strategy than the broad-based index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Total Returns SIIT EMERGING MARKETS DEBT FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Since Inception	Average Annual Returns, Inception Date
SIIT EMERGING MARKETS DEBT FUND - CLASS A	Return Before Taxes	15.23%	10.03%	10.23%	Dec. 05, 2005
SIIT EMERGING MARKETS DEBT FUND - CLASS A After Taxes on Distributions	Return After Taxes on Distributions	13.00%	7.21%	7.41%	Dec. 05, 2005
SIIT EMERGING MARKETS DEBT FUND - CLASS A After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.82%	6.89%	7.06%	Dec. 05, 2005
J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)	J.P. Morgan EMBI Global Diversified Index Return (reflects no deduction for fees, expenses or taxes)	12.24%	8.37%	8.37%	Dec. 05, 2005	[1]
The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	The Fund's Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)	2.79%	8.62%	9.39%	Dec. 05, 2005	[1]
[1]	Index returns are shown from December 31, 2005.

There are no other changes in the benchmark indices of the Emerging Markets Debt Fund.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE SEI-F-798 (7/12)